Document And Entity Information	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	RE/MAX Holdings, Inc.
Entity Central Index Key	0001581091
Entity Emerging Growth Company	false
Entity File Number	001-36101
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0937145
Entity Address, Address Line One	5075 South Syracuse Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	770-5531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock $0.0001 par value per share
Trading Symbol	RMAX
Security Exchange Name	NYSE